Tax (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Tax on Profit

Tax on profit

	2017 $m	2016 $m	2015 $m
Income tax
UK corporation tax at 19.25% (2016: 20.00%, 2015: 20.25%):
Current period	10	10	7
Benefit of tax reliefs on which no deferred tax previously recognised	—	(7)	—
Adjustments in respect of prior periods	(2)	(1)	(17)

	8	2	(10)

Foreign tax:
Current period	210	151	196
Benefit of tax reliefs on which no deferred tax previously recognised	(13)	—	(1)
Adjustments in respect of prior periods[a]	2	(97)	(27)
	199	54	168

Total current tax	207	56	158

Deferred tax:
Origination and reversal of temporary differences	(10)	55	60
Changes in tax rates and tax laws[b]	(87)	(2)	(21)
Adjustments to estimated recoverable deferred tax assets[c]	(9)	(25)	(13)
Adjustments in respect of prior periods[a]	(16)	90	4

Total deferred tax	(122)	118	30

Total income tax charge for the year	85	174	188

Further analysed as tax relating to:
Profit before exceptional items[d]	201	186	180
Exceptional items:
Tax on exceptional items (note 5)	2	(12)	8
Exceptional tax (note 5)	(118)	—	—

	85	174	188

[a]	In 2016, included $83m in respect of a change in tax treatment being approved by the US tax authority.

[b]	In 2017, predominantly reflects a change in US tax rates following significant US tax reforms. In 2015, predominantly reflected the judgement that state tax law changes applied to the deferred gain from the 2014 disposal of a controlling interest in InterContinental New York Barclay.

[c]	Represents a re-assessment of the recovery of recognised and off-balance sheet deferred tax assets in line with the Group’s profit forecasts.

[d]	Includes $156m (2016: $162m, 2015: $123m) in respect of US taxes.

Summary of Reconciliation of Tax Charge Including Gain on Disposal of Assets

	Total[a]				Before exceptional items[b]
	2017%	2016%	2015%	2017%	2016%	2015%
Reconciliation of tax charge
UK corporation tax at standard rate	19.3	20.0	20.3	19.3	20.0	20.3
Tax credits	(0.5)	(2.4)	(0.2)	(0.5)	(2.2)	(0.4)
Differences in tax gains and accounting gains on asset disposals	—	—	(9.8)	—	—	—
Other permanent differences	0.8	3.8	1.1	0.6	3.6	2.0
Non-recoverable withholding taxes	0.3	0.7	0.1	0.3	0.7	0.3
Net effect of different rates of tax in overseas businesses[c]	14.1	13.7	7.1	14.1	13.9	15.3
Effects of changes in tax rates resulting from significant US tax reform	(13.2)	—	—	—	—	—
Release of provision for taxation on unremitted earnings following significant US tax reform	(7.6)	—	—	—	—	—
Transition tax liability arising from significant US tax reform	4.7	—	—	—	—	—
Effect of other changes in tax rates and tax laws[d]	0.3	0.4	(1.5)	0.3	0.3	0.1
Benefit of tax reliefs on which no deferred tax previously recognised	(1.9)	(1.2)	(0.1)	(1.9)	(1.1)	(0.1)
Effect of adjustments to estimated recoverable deferred tax assets	(1.3)	(4.3)	(0.9)	(1.3)	(4.1)	(1.7)
Adjustment to tax charge in respect of prior periods	(2.5)	(1.3)	(2.8)	(1.1)	(1.1)	(5.4)
Other	—	—	0.1	—	—	—

	12.5	29.4	13.4	29.8	30.0	30.4

[a]	Calculated in relation to total profits including exceptional items.
[b]	Calculated in relation to profits excluding exceptional items.
[c]	Before exceptional items includes 13.8%pt (2016: 12.6%pt, 2015: 13.5%pt) driven by the relatively high US federal tax rate.
[d]	In 2015, total of (1.5)% predominantly reflected the judgement that state tax law changes applied to the deferred gain from the 2014 disposal of a controlling interest in InterContinental New York Barclay.

Summary of Reconciliation of Tax Paid to Total Tax Charge in Income Statement

A reconciliation of tax paid to the total tax charge in the income statement follows:

	2017 $m	2016 $m	2015 $m
Current tax charge in the income statement	207	56	158
Current tax credit in the statement of comprehensive income	—	(12)	(2)
Current tax credit taken directly to equity	(12)	(8)	(8)
Total current tax charge	195	36	148
Movements to tax contingencies within the income statement[a]	3	11	(7)
Timing differences of cash tax paid and foreign exchange differences[b]	(26)	83	(31)
Tax paid per cash flow	172	130	110

Cash tax rate on total profits[c]	25%	22%	8%

[a]	Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year.
[b]	The timing difference in 2016 was predominantly in respect of the US where the payment regulations resulted in a large overpayment in the year.
[c]	Calculated as total cash paid divided by total accounting profit before tax.

Summary of Deferred Tax

Deferred tax

	Property, plant and equipment $m	Deferred gains on loan notes $m	Deferred gains on investments $m	Losses $m	Employee benefits $m	Intangible assets $m	Undistributed earnings of subsidiaries $m	Other short-term temporary differences[a] $m	Total $m
At 1 January 2016	99	55	87	(67)	(32)	70	70	(196)	86

Income statement	22	(3)	(9)	19	(3)	(7)	—	99	118
Statement of comprehensive income	—	—	—	—	12	—	—	(1)	11
Statement of changes in equity	—	—	—	—	—	—	—	(3)	(3)
Exchange and other adjustments	(1)	—	—	4	(4)	(3)	(11)	6	(9)

At 31 December 2016	120	52	78	(44)	(27)	60	59	(95)	203

Income statement[b]	(22)	(18)	(24)	1	(4)	(4)	(61)	10	(122)
Statement of comprehensive income	—	—	—	—	10	—	(1)	4	13
Statement of changes in equity	—	—	—	—	—	—	—	3	3
Exchange and other adjustments	—	—	—	3	1	2	3	(5)	4

At 31 December 2017	98	34	54	(40)	(20)	58	—	(83)	101

[a]	Primarily relates to provisions, accruals, amortisation and share-based payments.
[b]	Movements largely reflect the impact of significant US tax reform enacted on 22 December 2017.

Summary of Deferred Taxes by Territory

The closing balance is further analysed by key territory as follows:

	Property, plant and equipment $m	Deferred gains on loan notes $m	Deferred gains on investments $m	Losses $m	Employee benefits $m	Intangible assets $m	Undistributed earnings of subsidiaries $m	Other short-term temporary differences $m	Total $m
UK	(5)	—	—	(17)	(5)	(3)	—	(19)	(49)
US	103	34	54	(15)	(15)	29	—	(60)	130
Other	—	—	—	(8)	—	32	—	(4)	20

	98	34	54	(40)	(20)	58	—	(83)	101

Summary of Deferred Tax Balance After Offset of Assets and Liabilities

The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so is as follows:

	2017 $m	2016 $m
Analysed as:
Deferred tax assets	(56)	(48)
Deferred tax liabilities	157	251

	101	203

Summary of Unrecognised Deferred Tax Position

The total unrecognised deferred tax position is as follows:

	Gross		Unrecognised deferred tax
	2017 $m	2016 $m	2017 $m	2016 $m
Revenue losses	452	518	76	94
Capital losses	515	475	99	83
Total losses	967	993	175	177
Other[a]	35	27	9	5

Total	1,002	1,020	184	182

[a]	Primarily relates to provisions, accruals and amortisation.

Summary of Unrecognized Deferred Tax Based on Expiry Date

There is no expiry date to any of the above unrecognised assets other than for the losses as shown in the table below:

	Gross		Unrecognised deferred tax
	2017 $m	2016 $m	2017 $m	2016 $m
Expiry date:
2020	—	3	—	1
2021	21	27	5	7
2022	11	11	3	3
2023	1	3	—	1
2024	20	20	1	1
After 2024	118	125	26	25